Dividends - Disclosure of Detailed Information About Dividends Explanatory (Details) (Parenthetical)	12 Months Ended
	Jan. 31, 2021	Jan. 31, 2020	Jan. 31, 2019
Statement Line Items [Line Items]
Applicable tax rate	28.00%	28.00%	28.00%
Australian Franking Credits [Member]
Statement Line Items [Line Items]
Tax rate effect of foreign tax rates	30.00%	30.00%
New Zealand Imputation Credits [Member]
Statement Line Items [Line Items]
Applicable tax rate	28.00%	28.00%